Shareholder Fees - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO	Jun. 29, 2023 USD ($)
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Mid Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none